Arbitrage Fund	Portfolio of Investments
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 84.39%
Aerospace & Defense - 1.29%
Aerojet Rocketdyne Holdings, Inc.(a)	372,480	$19,097,050

Auto Manufacturers - 0.19%
Canoo, Inc.(a)	215,690	2,773,773

Auto Parts & Equipment - 0.76%
Akasol AG(a)(b)	32,974	4,774,176
Cooper Tire & Rubber Co.	65,575	3,753,513
Romeo Power, Inc.(a)	215,475	2,656,807
		11,184,496
Banks - 0.12%
CIT Group, Inc.(c)	39,686	1,799,760

Beverages - 0.49%
Coca-Cola Amatil Ltd.	708,163	7,296,155

Biotechnology - 4.30%
Alexion Pharmaceuticals, Inc.(a)(c)	297,591	45,457,025
Pandion Therapeutics, Inc.(a)	57,042	3,433,928
Viela Bio, Inc.(a)	278,027	14,791,037
		63,681,990
Chemicals - 1.02%
Tikkurila Oyj	371,716	15,159,103

Commercial Services - 10.89%
Cardtronics Plc, Class A(a)(c)(d)	982,229	37,864,928
CoreLogic, Inc.	627,782	53,148,024
HMS Holdings Corp.(a)	379,470	13,958,804
IHS Markit Ltd.	587,475	52,966,746
PRGX Global, Inc.(a)	449,067	3,426,381
		161,364,883
Computers & Computer Services - 8.17%
58.COM, Inc., Class A(e)	1,487,130	44,695,692
Cubic Corp.(c)	229,720	15,954,054
MTS Systems Corp.	539,279	31,472,323
Perspecta, Inc.(c)	992,100	28,969,320
		121,091,389
Construction Materials - 0.50%
Forterra, Inc.(a)	321,337	7,477,512

Diversified Financial Services - 4.67%
Boston Private Financial Holdings, Inc.(c)	1,342,192	18,468,562
Eaton Vance Corp.	407,509	29,776,683
Waddell & Reed Financial, Inc., Class A(c)	836,867	20,996,993
		69,242,238
Electronics - 3.62%
Coherent, Inc.(c)(d)	161,233	39,008,712

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 84.39% (Continued)
Electronics - 3.62% (Continued)
FLIR Systems, Inc.(c)	272,516	$14,552,354
		53,561,066
Engineering & Construction - 1.41%
Aegion Corp.(a)	566,204	14,636,373
Signature Aviation Plc(a)	1,121,750	6,241,912
		20,878,285
Entertainment - 0.84%
William Hill Plc(a)	3,281,677	12,371,920

Healthcare - Products - 2.15%
Cantel Medical Corp.(a)(c)	187,127	13,899,793
Oxford Immunotec Global Plc(a)(c)	815,205	17,893,750
		31,793,543
Healthcare - Services - 1.84%
Magellan Health, Inc.(a)(c)	292,657	27,310,751

Housewares - 0.35%
Hunter Douglas N.V.(a)	66,028	5,178,298

Insurance - 4.71%
TOWER Ltd.(a)	9,485,696	5,106,149
Willis Towers Watson Plc(c)	292,946	64,635,605
		69,741,754
Internet - 4.15%
Grubhub, Inc.(a)	493,637	31,627,322
NIC, Inc.	858,784	29,808,393
		61,435,715
Machinery - Diversified - 0.46%
Scapa Group Plc(a)	2,264,665	6,846,635

Media - 0.27%
Tele Columbus AG(a)(b)	1,016,404	3,967,219

Miscellaneous Manufacturing - 0.71%
Danimer Scientific, Inc.(a)	275,860	10,518,542

Pharmaceuticals - 0.97%
GW Pharmaceuticals Plc, ADR(a)(c)	34,245	7,336,991
PRA Health Sciences, Inc.(a)	48,060	7,084,525
		14,421,516
Pipelines - 0.56%
Enable Midstream Partners LP	1,244,532	8,238,802

Real Estate - 0.53%
CA Immobilien Anlagen AG	184,226	7,901,983

Real Estate Investment Trusts - 0.24%
RDI REIT Plc	2,116,554	3,597,515

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 84.39% (Continued)
Retail - 2.34%
Applegreen Plc(a)	1,658,083	$11,503,226
Foundation Building Materials, Inc.(a)(e)	553,392	10,652,796
Sportsman’s Warehouse Holdings, Inc.(a)(c)	734,702	12,445,852
		34,601,874
Savings & Loans - 0.25%
People’s United Financial, Inc.	203,437	3,649,660

Semiconductors - 8.04%
AVX Corp.(a)(e)	1,022,500	6,390,625
Dialog Semiconductor Plc(a)	116,645	9,063,533
Inphi Corp.(a)(c)	62,993	10,368,018
Maxim Integrated Products, Inc.(a)(c)	672,510	62,657,757
Xilinx, Inc.(c)	234,822	30,597,307
		119,077,240
Software - 16.30%
Change Healthcare, Inc.(a)(c)	1,486,831	34,003,825
Glu Mobile, Inc.(a)(c)	1,746,092	21,791,228
MINDBODY, Inc., Class A(a)(e)	843,793	30,798,445
Onemarket Ltd.(a)(e)	111,800	—
Pluralsight, Inc., Class A(a)	2,235,058	46,019,844
RealPage, Inc.(a)(c)	580,753	50,397,745
Slack Technologies, Inc., Class A(a)(c)	1,427,364	58,422,009
		241,433,096
Special Purpose Acquisition Companies - 0.72%
B Riley Principal 150 Merger Corp.(a)	17,480	180,044
Class Acceleration Corp.(a)	173,282	1,796,934
Edify Acquisition Corp.(a)	10,397	106,569
Fast Acquisition Corp., Class A(a)	148,872	1,709,051
Fusion Acquisition Corp.(a)	162,368	1,857,490
G Squared Ascend I, Inc.(a)	87,029	909,453
GigCapital4, Inc.(a)	325,060	3,331,865
Tailwind International Acquisition Corp.(a)	69,919	719,467
		10,610,873
Telecommunications - 1.18%
Acacia Communications, Inc.(a)(d)	96,387	11,083,541
Orange Belgium SA	233,270	6,417,107
		17,500,648
Water - 0.35%
Suez SA	249,687	5,196,735

TOTAL COMMON STOCKS
(Cost $1,208,423,545)		1,250,002,019

RIGHTS(a) - 0.13%
Bristol-Myers Squibb Co. CVR	857,631	750,427
Contra Pfenex, Inc. CVR(e)	1,108,177	863,713

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Shares	Value
RIGHTS(a) - 0.13% (Continued)
Elanco Animal Health, Inc. CVR(e)	1,124,589	$—
Media General, Inc. CVR(e)	613,589	—
NewStar Financial, Inc. CVR(e)	1,514,945	—
Stemline Therapeutics, Inc. CVR(e)	693,435	244,852

TOTAL RIGHTS
(Cost $2,274,067)		1,858,992

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 0.35%
Entertainment - 0.35%
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(a)(b)	07/15/2026	7.000%	$4,949,000	$5,191,155

TOTAL CORPORATE BONDS
(Cost $5,191,471)				5,191,155

	Shares	Value
MUTUAL FUNDS - 5.01%
Water Island Event-Driven Fund, Class I(f)	6,605,365	$74,244,305

TOTAL MUTUAL FUNDS
(Cost $60,632,644)		74,244,305

PRIVATE INVESTMENTS(a)(e)(g) - 0.07%
Fast Capital LLC	290,700	290,700
Fuse LLC	725,800	659,817
Fuse Sponsor Capital, Z2 Shares	72,580	65,982

TOTAL PRIVATE INVESTMENTS
(Cost $1,033,484)		1,016,499

WARRANTS - 0.01%
Special Purpose Acquisition Companies - 0.01%
Fast Acquisition Corp., Class A, Exercise Price $11.50, Expires 08/25/2027(a)	74,436	155,571

TOTAL WARRANTS
(Cost $129,343)		155,571

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.04%
Call Options Purchased - 0.00%(h)
Acacia Communications, Inc.	03/2021	$115.00	$23,687,940	2,060	$15,450
Cardtronics Plc	03/2021	40.00	1,900,515	493	6,163

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.04% (Continued)
Call Options Purchased - 0.00%(h) (Continued)
Marvell Technology Group Ltd.	03/2021	$60.00	$4,436,932	919	$34,922

TOTAL CALL OPTIONS PURCHASED
(Cost $344,968)					56,535

Put Options Purchased - 0.04%
Churchill Capital Corp. IV	07/2021	17.50	1,918,800	624	157,560
Coherent, Inc.	03/2021	215.00	2,903,280	120	6,300
Defiance NextGen SPAC Derived	08/2021	20.00	2,403,200	800	101,629
Star Peak Energy Transition Corp.	07/2021	17.50	2,542,992	744	143,220
Switchback Energy Acquisition Corp.	08/2021	17.50	2,104,498	578	159,817

TOTAL PUT OPTIONS PURCHASED
(Cost $742,176)					568,526

TOTAL PURCHASED OPTIONS
(Cost $1,087,144)					625,061

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 3.47%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.026	%(i)	25,731,124	$25,731,124
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.097	%(i)	25,731,124	25,731,124
				51,462,248

TOTAL SHORT-TERM INVESTMENTS
(Cost $51,462,248)				51,462,248

Total Investments - 93.47%
(Cost $1,330,233,946)				1,384,555,850

Other Assets in Excess of Liabilities - 6.53%(j)				96,658,182

NET ASSETS - 100.00%				$1,481,214,032

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2021, these securities had a total value of $13,932,550 or 0.94% of net assets.
(c)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At February 28, 2021, the aggregate fair market value of those securities was $515,352,190, representing 34.79% of net assets.
(d)	Underlying security for a written/purchased call/put option.
(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2021, the total fair market value of these securities was $94,662,622, representing 6.39% of net assets.
(f)	Affiliated investment.
(g)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(h)	Less than 0.005% of net assets.
(i)	Rate shown is the 7-day effective yield as of February 28, 2021.
(j)	Includes cash held as collateral for short sales.

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.93%)
Aerospace & Defense - (0.49%)
Teledyne Technologies, Inc.	(19,566)	$(7,258,986)

Auto Manufacturers - (0.10%)
Canoo, Inc.	(114,450)	(1,471,827)

Auto Parts & Equipment - (0.25%)
Goodyear Tire & Rubber Co. (The)	(59,477)	(999,808)
Romeo Power, Inc.	(215,475)	(2,656,807)
		(3,656,615)
Banks - (2.28%)
Morgan Stanley	(237,897)	(18,287,143)
SVB Financial Group	(30,634)	(15,481,198)
		(33,768,341)
Commercial Services - (1.36%)
CoStar Group, Inc.	(22,785)	(18,769,372)
S&P Global, Inc.	(4,287)	(1,411,966)
		(20,181,338)
Electronics - (1.20%)
II-VI, Inc.	(210,490)	(17,744,307)

Food - (2.05%)
Just Eat Takeaway.com N.V.	(315,484)	(30,406,115)

Healthcare - Products - (0.02%)
STERIS Plc	(1,790)	(312,892)

Healthcare - Services - (0.24%)
ICON Plc	(19,825)	(3,581,981)

Insurance - (4.86%)
Aon Plc, Class A	(316,380)	(72,042,890)

Miscellaneous Manufacturing - (0.64%)
Danimer Scientific, Inc.	(248,274)	(9,466,687)

Pharmaceuticals - (0.03%)
Jazz Pharmaceuticals Plc	(2,568)	(431,527)

Semiconductors - (2.79%)
Advanced Micro Devices, Inc.	(404,691)	(34,200,437)
Marvell Technology Group Ltd.	(146,333)	(7,064,957)
		(41,265,394)
Software - (1.62%)
salesforce.com, Inc.	(110,746)	(23,976,509)

TOTAL COMMON STOCKS
(Proceeds $265,056,935)		(265,565,409)

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
LIMITED PARTNERSHIPS - (0.55%)
Pipelines - (0.55%)
Energy Transfer Equity LP	(1,069,338)	$(8,169,742)

TOTAL LIMITED PARTNERSHIPS
(Proceeds $7,415,713)		(8,169,742)

EXCHANGE-TRADED FUNDS - (0.42%)
Equity Funds - (0.42%)
iShares MSCI Australia ETF	(67,064)	(1,643,739)
iShares Russell 2000 ETF	(11,464)	(2,502,706)
iShares Russell 2000 Growth ETF	(6,876)	(2,129,978)
		(6,276,423)
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $6,050,969)		(6,276,423)

TOTAL SECURITIES SOLD SHORT
(Proceeds $278,523,617)		$(280,011,574)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/12/2021	$—	$—	$—	USD 66,015,948	$—
Morgan Stanley & Co./ Monthly	AstraZeneca Plc	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/12/2021	—	—	—	USD 30,584,530	—
Morgan Stanley & Co./ Monthly	First Citizen BancShares, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/12/2021	—	—	—	USD 1,814,472	—
Morgan Stanley & Co./ Monthly	M & T Bank Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/12/2021	—	—	—	USD 3,623,466	—

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	SPGI U.S. Equity	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/12/2021	$—	$—	$—	USD 53,500,909	$—
Morgan Stanley & Co./ Monthly	STERIS Plc	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/12/2021	—	—	—	USD 10,738,663	—
Goldman Sachs & Co./ Monthly	William Hill Plc	Paid 1 Month GBP LIBOR Plus 40 bps (0.427%)	10/15/2021	—	—	—	GBP 13,589,922	—
Goldman Sachs & Co./ Monthly	Kaz Minerals Plc	Paid 1 Month GBP LIBOR Plus 60 bps (0.627%)	10/29/2021	—	—	—	GBP 7,705,244	—
Morgan Stanley & Co./ Monthly	G4S Plc	Paid 1 Month SONIA Minus 90 bps (-0.851%)	11/30/2021	—	—	—	GBP 8,205,101	—
Morgan Stanley & Co./ Monthly	Casline Plc	Paid 1 Month SONIA Plus 90 bps (0.949%)	08/05/2022	—	—	—	GBP 4,779,207	—
Morgan Stanley & Co./ Monthly	RSA Insurance Group Plc	Paid 1 Month SONIA Plus 50 bps GBP (0.549%)	08/05/2022	—	—	—	GBP 14,329,064	—
Morgan Stanley & Co./ Monthly	TalkTalk Telecom Group Plc	Paid 1 Month SONIA Plus 90 bps (0.949%)	08/05/2022	—	—	—	GBP 3,712,106	—
Morgan Stanley & Co./ Monthly	William Hill Plc	Paid 1 Month SONIA Plus 90 bps (0.948%)	08/05/2022	—	—	—	GBP 83,272	—
Morgan Stanley & Co./ Monthly	Natixis S.A.	Paid 1 Month EONIA Plus 50 bps (0.022%)	02/10/2023	—	—	—	EUR 4,667,763	—
						$—		$—

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	197,000	USD	149,679	Morgan Stanley & Co.	03/15/2021	$1,911
USD	1,811,644	AUD	2,340,200	Morgan Stanley & Co.	03/15/2021	10,884
CAD	40,768,200	USD	31,880,989	Morgan Stanley & Co.	03/15/2021	155,714
USD	4,072,584	CAD	5,174,800	Morgan Stanley & Co.	03/15/2021	6,093
EUR	5,225,200	USD	6,292,399	Morgan Stanley & Co.	03/15/2021	13,928
USD	89,462,960	EUR	73,571,100	Morgan Stanley & Co.	03/15/2021	669,541
GBP	7,443,300	USD	10,261,871	Morgan Stanley & Co.	03/15/2021	108,864
USD	578,747	GBP	410,700	Morgan Stanley & Co.	03/15/2021	6,520
NZD	664,100	USD	476,635	Morgan Stanley & Co.	03/15/2021	3,215
USD	556,668	NZD	758,900	Morgan Stanley & Co.	03/15/2021	8,317
USD	9,599,664	SEK	80,367,400	Morgan Stanley & Co.	03/15/2021	80,485
						$1,065,472

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	9,370,000	USD	7,268,000	Morgan Stanley & Co.	03/15/2021	$(57,887)
USD	12,676,773	AUD	16,694,900	Morgan Stanley & Co.	03/15/2021	(169,768)
CAD	11,934,500	USD	9,409,475	Morgan Stanley & Co.	03/15/2021	(31,037)
USD	37,111,569	CAD	47,527,900	Morgan Stanley & Co.	03/15/2021	(237,081)
EUR	17,868,700	USD	21,797,438	Morgan Stanley & Co.	03/15/2021	(231,594)
USD	8,731,854	EUR	7,246,600	Morgan Stanley & Co.	03/15/2021	(14,113)
USD	65,986,371	GBP	48,887,400	Morgan Stanley & Co.	03/15/2021	(2,128,341)
NZD	237,200	USD	171,938	Morgan Stanley & Co.	03/15/2021	(548)
USD	5,118,581	NZD	7,209,200	Morgan Stanley & Co.	03/15/2021	(90,484)
SEK	80,367,400	USD	9,583,575	Morgan Stanley & Co.	03/15/2021	(64,395)
						$(3,025,248)

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	14.77%
Cayman Islands	3.02%
Finland	1.02%
Ireland	0.78%
Netherlands	0.70%
Germany	0.59%
Austria	0.53%
Australia	0.49%
Belgium	0.43%
France	0.35%
New Zealand	0.34%
United States	70.45%
Other Assets in Excess of Liabilities	6.53%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

B.V. - Besloten Vennootschap is the Dutch term for private limited liability company.

CAD - Canadian dollar

CVR - Contingent Value Rights

EONIA - Euro OverNight Index Average

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SEK - Swedish krona

SONIA - Sterling OverNight Index Average

S&P - Standard & Poor’s

USD - United States Dollar

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

Affiliated Issuer	Beginning Value as of May 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2021	Shares as of February 28, 2021	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund	$66,223,311	$173,235	$-	$-	$7,847,759	$74,244,305	6,605,365	$173,235	$-

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$19,097,050	$—	$—	$19,097,050
Auto Manufacturers	2,773,773	—	—	2,773,773
Auto Parts & Equipment	11,184,496	—	—	11,184,496
Banks	1,799,760	—	—	1,799,760
Beverages	7,296,155	—	—	7,296,155
Biotechnology	63,681,990	—	—	63,681,990
Chemicals	15,159,103	—	—	15,159,103
Commercial Services	161,364,883	—	—	161,364,883
Computers & Computer Services	76,395,697	—	44,695,692	121,091,389
Construction Materials	7,477,512	—	—	7,477,512
Diversified Financial Services	69,242,238	—	—	69,242,238
Electronics	53,561,066	—	—	53,561,066
Engineering & Construction	20,878,285	—	—	20,878,285
Entertainment	12,371,920	—	—	12,371,920
Healthcare - Products	31,793,543	—	—	31,793,543
Healthcare - Services	27,310,751	—	—	27,310,751
Housewares	5,178,298	—	—	5,178,298
Insurance	69,741,754	—	—	69,741,754
Internet	61,435,715	—	—	61,435,715
Machinery - Diversified	6,846,635	—	—	6,846,635
Media	3,967,219	—	—	3,967,219
Miscellaneous Manufacturing	10,518,542	—	—	10,518,542
Pharmaceuticals	14,421,516	—	—	14,421,516
Pipelines	8,238,802	—	—	8,238,802
Real Estate	7,901,983	—	—	7,901,983
Real Estate Investment Trusts	3,597,515	—	—	3,597,515
Retail	23,949,078	—	10,652,796	34,601,874
Savings & Loans	3,649,660	—	—	3,649,660
Semiconductors	112,686,615	—	6,390,625	119,077,240
Software	210,634,651	—	30,798,445	241,433,096
Special Purpose Acquisition Companies	10,610,873	—	—	10,610,873
Telecommunications	17,500,648	—	—	17,500,648
Water	5,196,735	—	—	5,196,735
Rights	—	750,427	1,108,565	1,858,992
Corporate Bonds*	—	5,191,155	—	5,191,155
Mutual Funds	74,244,305	—	—	74,244,305
Private Investments	—	—	1,016,499	1,016,499
Warrants	155,571	—	—	155,571
Purchased Options	625,061	—	—	625,061
Short-Term Investments	51,462,248	—	—	51,462,248
TOTAL	$1,283,951,646	$5,941,582	$94,662,622	$1,384,555,850

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,065,472	$—	$1,065,472
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(265,565,409)	—	—	(265,565,409)
Limited Partnerships	(8,169,742)	—	—	(8,169,742)
Exchange-Traded Funds*	(6,276,423)	—	—	(6,276,423)
Forward Foreign Currency Exchange Contracts	—	(3,025,248)	—	(3,025,248)
TOTAL	$(280,011,574)	$(1,959,776)	$—	$(281,971,350)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2021:

Investments in Securities	Balance as of May 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2021
Common Stocks	$65,345,698	$566,198	$5,053,244	$51,485,448	$(29,913,030)	$-	$-	$92,537,558	$5,403,083
Rights	840,340	567,862	(425,958)	1,059,966	(933,645)	-	-	1,108,565	(425,958)
Private Investments	0	-	(16,985)	1,033,484	-	-	-	1,016,499	(16,985)
Total	$66,186,038	$1,134,060	$4,610,301	$53,578,898	$(30,846,675)	$-	$-	$94,662,622	$4,960,140

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 92.82%
Aerospace & Defense - 1.31%
Aerojet Rocketdyne Holdings, Inc.(a)	31,819	$1,631,360

Auto Manufacturers - 0.33%
Canoo, Inc.(a)	32,220	414,349

Auto Parts & Equipment - 0.88%
Akasol AG(a)(b)	2,786	403,374
Cooper Tire & Rubber Co.	5,571	318,884
Romeo Power, Inc.(a)	30,447	375,412
		1,097,670
Biotechnology - 6.06%
Alexion Pharmaceuticals, Inc.(a)(c)	39,321	6,006,283
Pandion Therapeutics, Inc.(a)	4,807	289,381
Viela Bio, Inc.(a)	23,612	1,256,158
		7,551,822
Chemicals - 0.93%
Tikkurila Oyj	28,377	1,157,254

Commercial Services - 8.43%
Aaron's Co., Inc. (The)(a)(c)	15,910	349,384
CoreLogic, Inc.(c)	53,376	4,518,812
HMS Holdings Corp.(a)(c)	31,360	1,153,578
IHS Markit Ltd.(c)	49,634	4,475,001
		10,496,775
Computers & Computer Services - 10.03%
58.COM, Inc., Class A(a)(d)	194,588	5,848,342
Cubic Corp.(c)	19,290	1,339,690
DXC Technology Co.(c)	6,962	175,582
MTS Systems Corp.(c)	45,947	2,681,467
Perspecta, Inc.(c)(e)	83,889	2,449,559
		12,494,640
Construction Materials - 0.51%
Forterra, Inc.(a)	27,272	634,619

Diversified Financial Services - 2.94%
Boston Private Financial Holdings, Inc.(c)	114,429	1,574,543
GCM Grosvenor, Inc., Class A(f)	24,177	301,004
Waddell & Reed Financial, Inc., Class A(c)	71,325	1,789,544
		3,665,091
Electronics - 3.62%
Coherent, Inc.(a)(e)	13,688	3,311,675
FLIR Systems, Inc.(c)	22,408	1,196,587
		4,508,262
Energy - Alternate Sources - 0.22%
Championx Corp.(a)(c)	12,655	269,172

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 92.82% (Continued)
Engineering & Construction - 1.58%
AECOM(a)	3,484	$201,689
Aegion Corp.(a)(c)	48,039	1,241,808
Signature Aviation Plc(a)	94,197	524,154
		1,967,651
Entertainment - 0.59%
Cineplex, Inc.(a)	23,133	251,216
Entain Plc(a)	24,463	481,577
		732,793
Food - 0.37%
Whole Earth Brands, Inc.(a)	36,352	466,396

Hand/Machine Tools - 0.55%
Regal Beloit Corp.(c)	4,964	678,430

Healthcare - Products - 2.23%
Butterfly Network, Inc.(a)	5,362	102,146
Cantel Medical Corp.(a)(c)	15,502	1,151,489
Oxford Immunotec Global Plc(a)(c)	69,459	1,524,625
		2,778,260
Healthcare - Services - 1.85%
Magellan Health, Inc.(a)(c)	24,653	2,300,618

Insurance - 4.40%
Willis Towers Watson Plc(c)	24,811	5,474,299

Internet - 5.72%
Boingo Wireless, Inc.(a)(c)	57,563	656,218
Grubhub, Inc.(a)(c)	62,456	4,001,556
NIC, Inc.	71,118	2,468,506
		7,126,280
Leisure Time - 0.20%
Callaway Golf Co.(c)	8,734	244,115

Machinery - Diversified - 0.47%
Scapa Group Plc(a)	191,334	578,449

Media - 0.34%
TEGNA, Inc.(c)(e)	23,194	422,827

Miscellaneous Manufacturing - 1.25%
Danimer Scientific, Inc.(a)	40,960	1,561,805

Pharmaceuticals - 0.97%
GW Pharmaceuticals Plc, ADR(a)(c)	2,836	607,613
PRA Health Sciences, Inc.(a)	4,070	599,959
		1,207,572
Pipelines - 0.56%
Enable Midstream Partners LP(a)(c)	105,386	697,655

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 92.82% (Continued)
Real Estate - 0.79%
CA Immobilien Anlagen AG	15,489	$664,368
Entra ASA(b)	15,042	312,963
		977,331
Real Estate Investment Trusts - 0.24%
RDI REIT Plc	178,384	303,200

Retail - 1.45%
Applegreen Plc(a)	140,130	972,175
Foundation Building Materials, Inc.(a)(d)	43,264	832,832
		1,805,007
Semiconductors - 7.54%
Dialog Semiconductor Plc(a)	9,900	769,248
Inphi Corp.(a)(c)	5,291	870,846
Maxim Integrated Products, Inc.(c)	27,951	2,604,195
Xilinx, Inc.(c)	39,514	5,148,674
		9,392,963
Software - 20.42%
Change Healthcare, Inc.(a)(c)	189,766	4,339,948
E2open Parent Holdings, Inc.(a)	21,926	203,035
Glu Mobile, Inc.(a)(c)	148,145	1,848,850
MINDBODY, Inc., Class A(a)(d)	48,463	1,768,899
Pluralsight, Inc., Class A(a)	298,396	6,143,974
RealPage, Inc.(a)(c)	56,122	4,870,267
Slack Technologies, Inc., Class A(a)(c)	152,954	6,260,407
		25,435,380
Special Purpose Acquisition Companies - 5.69%
Altimar Acquisition Corp., Class A(a)	37,596	383,479
Artius Acquisition, Inc., Class A(a)	16,206	176,321
B Riley Principal 150 Merger Corp.(a)	1,484	15,285
Bull Horn Holdings Corp.(a)	40,295	430,351
CC Neuberger Principal Holdings II, Class A(a)	16,172	172,717
Class Acceleration Corp.(a)	14,769	153,155
DPCM Capital, Inc.(a)	33,703	373,935
Edify Acquisition Corp.(a)	886	9,082
Fast Acquisition Corp., Class A(a)	22,410	257,267
Foley Trasimene Acquisition Corp., Class A(a)	8,367	87,017
Fusion Acquisition Corp.(a)	21,193	242,448
G Squared Ascend I, Inc.(a)	7,323	76,525
GigCapital4, Inc.(a)	27,349	280,327
Golden Falcon Acquisition Corp.(a)	27,399	297,279
Hudson Executive Investment Corp., Class A(a)	26,482	284,417
Kingswood Acquisition Corp.(a)	26,984	296,824
Lefteris Acquisition Corp.(a)	27,053	301,911
Live Oak Acquisition Corp. II(a)	13,526	151,491
MedTech Acquisition Corp.(a)	13,699	148,360
Oaktree Acquisition Corp. II(a)	26,432	284,673
Omnichannel Acquisition Corp.(a)	27,132	300,623

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 92.82% (Continued)
Special Purpose Acquisition Companies - 5.69% (Continued)
Roman DBDR Tech Acquisition Corp.(a)	26,980	$295,431
Roth Ch Acquisition II Co.(a)	31,090	357,535
Seaport Global Acquisition Corp.(a)	29,756	326,126
Spartacus Acquisition Corp.(a)	26,962	291,998
Sustainable Opportunities Acquisition Corp., Class A(a)	13,337	140,572
Tailwind International Acquisition Corp.(a)	5,936	61,081
Thunder Bridge Acquisition II Ltd., Class A(a)	32,542	345,921
Trebia Acquisition Corp., Class A(a)	21,186	225,207
Vy Global Growth(a)	26,962	321,657
		7,089,015
Water - 0.35%
Suez SA	20,967	436,386

TOTAL COMMON STOCKS
(Cost $112,039,026)		115,597,446

RIGHTS(a) - 0.08%
Bristol-Myers Squibb Co. CVR	67,803	59,328
Stemline Therapeutics, Inc. CVR(d)	121,306	42,833

TOTAL RIGHTS
(Cost $150,812)		102,161

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS(b) - 2.74%
Commercial Services - 0.31%
Nielsen Co. Luxembourg SARL (The)	10/01/2021	5.500%	$386,000	$386,965

Entertainment - 1.34%
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC	07/15/2026	7.000%	1,585,000	1,662,554

Telecommunications - 1.09%
Cincinnati Bell, Inc.	07/15/2024	7.000%	1,305,000	1,357,200

TOTAL CORPORATE BONDS
(Cost $3,385,754)				3,406,719

CONVERTIBLE CORPORATE BONDS - 1.51%
Entertainment - 0.35%
Cineplex, Inc.(b)	09/30/2025	5.750%	392,000	431,243

Pharmaceuticals - 1.16%
Dermira, Inc.	05/15/2022	3.000%	1,430,000	1,444,300

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,727,785)				1,875,543

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Shares	Value
WARRANTS(a) - 0.20%
Software - 0.02%
E2open Parent Holdings, Inc., Exercise Price $11.50, Expires 12/31/2025	15,339	$28,684

Special Purpose Acquisition Companies - 0.18%
Altimar Acquisition Corp., Class A, Exercise Price $11.50, Expires 12/31/2025	12,532	19,863
Artius Acquisition, Inc., Class A, Exercise Price $11.50, Expires 07/13/2026	5,402	15,018
CC Neuberger Principal Holdings II, Class A, Exercise Price $11.50, Expires 07/29/2025	4,043	7,884
Churchill Capital Corp. IV, Class A, Exercise Price $11.50, Expires 09/18/2025	4,250	66,512
Fast Acquisition Corp., Class A, Exercise Price $11.50, Expires 08/25/2027	11,205	23,418
Foley Trasimene Acquisition Corp., Class A, Exercise Price $11.50, Expires 07/17/2025	7,062	13,418
Hudson Executive Investment Corp.,Class A, Exercise Price $11.50, Expires 06/21/2025	13,241	26,482
Sustainable Opportunities Acquisition Corp.,Class A, Exercise Price $11.50, Expires 06/26/2025	20,245	36,846
Trebia Acquisition Corp., Class A, Exercise Price $11.50, Expires 12/31/2025	7,062	14,548
		223,989
TOTAL WARRANTS
(Cost $135,107)		252,673

PRIVATE INVESTMENTS(a)(d)(g) - 0.06%
Fast Capital LLC	22,800	22,800
Fuse LLC	56,600	51,455
Fuse Sponsor Capital, Z2 Shares	5,660	5,145

TOTAL PRIVATE INVESTMENTS
(Cost $80,727)		79,400

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.07%
Call Options Purchased - 0.03%
Acacia Communications, Inc.	03/2021	$115.00	$1,989,327	173	$1,298
Marvell Technology Group Ltd.	03/2021	60.00	376,584	78	2,964
Perspecta, Inc.	03/2021	30.00	508,080	174	3,045
TEGNA, Inc.	04/2021	18.00	410,175	225	29,250

TOTAL CALL OPTIONS PURCHASED
(Cost $64,906)					36,557

Put Options Purchased - 0.04%
Churchill Capital Corp. IV	07/2021	17.50	159,900	52	13,130
Coherent, Inc.	03/2021	215.00	241,940	10	525
Defiance NextGen SPAC Derived	08/2021	20.00	201,268	67	8,511
Star Peak Energy Transition Corp.	07/2021	17.50	211,916	62	11,935

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.07% (Continued)
Put Options Purchased - 0.04% (Continued)
Switchback Energy Acquisition Corp.	08/2021	$17.50	$673,344	48	$13,272

TOTAL PUT OPTIONS PURCHASED
(Cost $61,830)					47,373

TOTAL PURCHASED OPTIONS
(Cost $126,736)					83,930

	Yield		Shares	Value
SHORT-TERM INVESTMENT - 0.04%
Money Market Fund
State Street Institutional U.S. Government Money Market Fund, Premier Class(h)	0.097	%(i)	51,000	$51,000

TOTAL SHORT-TERM INVESTMENT
(Cost $51,000)				51,000

Total Investments - 97.52%
(Cost $117,696,947)				121,448,872

Other Assets in Excess of Liabilities - 2.48%(j)				3,087,492

NET ASSETS - 100.00%				$124,536,364

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2021, these securities had a total value of $4,554,299 or 3.66% of net assets.
(c)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2021, the aggregate fair market value of those securities was $52,745,023, representing 42.35% of net assets.
(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2021, the total fair market value of these securities was $8,572,306, representing 6.88% of net assets.
(e)	Underlying security for a written/purchased call/put option.
(f)	All or a portion of this security is out on loan.
(g)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(h)	Represents an investment of securities lending cash collateral.
(i)	Rate shown is the 7-day effective yield as of February 28, 2021.
(j)	Includes cash held as collateral for short sales and written option contracts.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (21.77%)
Aerospace & Defense - (0.48%)
Teledyne Technologies, Inc.	(1,609)	$(596,939)

Auto Manufacturers - (0.18%)
Canoo, Inc.	(17,100)	(219,906)

Auto Parts & Equipment - (0.37%)
Goodyear Tire & Rubber Co. (The)	(5,053)	(84,941)
Romeo Power, Inc.	(30,447)	(375,411)
		(460,352)
Banks - (1.06%)
SVB Financial Group	(2,612)	(1,320,000)

Commercial Services - (1.35%)
CoStar Group, Inc.	(1,936)	(1,594,800)
S&P Global, Inc.	(273)	(89,915)
		(1,684,715)
Electronics - (1.21%)
II-VI, Inc.	(17,870)	(1,506,441)

Engineering & Construction - (0.03%)
Jacobs Engineering Group, Inc.	(104)	(11,968)
Stantec, Inc.	(328)	(12,907)
WSP Global, Inc.	(136)	(11,779)
		(36,654)
Environmental Control - (0.01%)
Tetra Tech, Inc.	(110)	(15,221)

Food - (3.08%)
Just Eat Takeaway.com N.V.	(39,813)	(3,837,148)

Healthcare - Services - (0.24%)
ICON Plc	(1,679)	(303,362)

Insurance - (4.90%)
Aon Plc, Class A	(26,796)	(6,101,717)

Leisure Time - (0.07%)
Acushnet Holdings Corp.	(2,135)	(90,140)

Machinery - Diversified - (0.09%)
Altra Industrial Motion Corp.	(1,818)	(105,299)

Media - (0.19%)
Nexstar Media Group, Inc., Class A	(1,721)	(236,724)

Metal Fabricate & Hardware - (0.04%)
Timken Co. (The)	(658)	(51,554)

Miscellaneous Manufacturing - (1.13%)
Danimer Scientific, Inc.	(36,864)	(1,405,624)

Pharmaceuticals - (0.03%)
Jazz Pharmaceuticals Plc	(213)	(35,792)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (21.77%) (Continued)
Semiconductors - (5.10%)
Advanced Micro Devices, Inc.	(68,099)	$(5,755,047)
Marvell Technology Group Ltd.	(12,291)	(593,409)
		(6,348,456)
Software - (2.06%)
salesforce.com, Inc.	(11,867)	(2,569,205)

Telecommunications - (0.15%)
Cincinnati Bell, Inc.	(12,017)	(183,620)

TOTAL COMMON STOCKS
(Proceeds $27,632,558)		(27,108,869)

EXCHANGE-TRADED FUNDS - (0.77%)
Equity Funds - (0.77%)
iShares Russell 2000 ETF	(1,464)	(319,606)
iShares Russell 2000 Growth ETF	(745)	(230,779)
VanEck Vectors Oil Services ETF	(924)	(185,428)
Vanguard Small-Cap Value ETF	(1,420)	(224,175)
		(959,988)
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $890,474)		(959,988)

LIMITED PARTNERSHIPS - (0.55%)
Pipelines - (0.55%)
Energy Transfer Equity LP	(90,551)	(691,810)

TOTAL LIMITED PARTNERSHIPS
(Proceeds $627,734)		(691,810)

TOTAL SECURITIES SOLD SHORT
(Proceeds $29,150,766)		$(28,760,667)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
TEGNA, Inc.	03/2021	$14.00	$(205,999)	(113)	$(1,413)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $4,037)					(1,413)

TOTAL WRITTEN OPTIONS
(Premiums received $4,037)					$(1,413)

EQUITY SWAP CONTRACTS

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/19/2021	$—	$—	$—	USD 2,744,302	$—
Morgan Stanley & Co./ Monthly	AstraZeneca Plc	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/19/2021	—	—	—	USD 4,041,133	—
Morgan Stanley & Co./ Monthly	SPGI U.S. Equity	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/19/2021	—	—	—	USD 4,549,450	—
Morgan Stanley & Co./ Monthly	STERIS Plc	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/19/2021	—	—	—	USD 915,602	—
Goldman Sachs & Co./ Monthly	Kaz Minerals Plc	Paid 1 Month GBP LIBOR Plus 60 bps (0.627%)	10/29/2021	—	—	—	GBP 647,032	—
Morgan Stanley & Co./ Monthly	G4S Plc	Paid 1 Month SONIA Minus 90 bps (-0.851%)	11/04/2022	—	—	—	GBP 697,115	—
Morgan Stanley & Co./ Monthly	Natixis S.A.	Paid 1 Month EONIA Plus 50 bps (0.022%)	02/10/2023	—	—	—	EUR 386,548	—
						$—		$—

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	23,200	USD	17,627	Morgan Stanley & Co.	03/15/2021	$225
USD	308,825	AUD	398,900	Morgan Stanley & Co.	03/15/2021	1,877
CAD	3,709,700	USD	2,901,867	Morgan Stanley & Co.	03/15/2021	13,311
USD	864,125	CAD	1,096,500	Morgan Stanley & Co.	03/15/2021	2,467
EUR	366,100	USD	441,275	Morgan Stanley & Co.	03/15/2021	573
USD	5,427,525	EUR	4,454,600	Morgan Stanley & Co.	03/15/2021	51,238
GBP	1,009,600	USD	1,378,640	Morgan Stanley & Co.	03/15/2021	28,033
USD	75,391	GBP	53,500	Morgan Stanley & Co.	03/15/2021	849
USD	18,914	NOK	164,000	Morgan Stanley & Co.	03/15/2021	0
USD	808,905	SEK	6,767,900	Morgan Stanley & Co.	03/15/2021	7,275
						$105,848

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	2,221,000	USD	1,722,756	Morgan Stanley & Co.	03/15/2021	$(13,721)
USD	1,401,516	AUD	1,845,300	Morgan Stanley & Co.	03/15/2021	(18,421)
CAD	1,000,700	USD	788,962	Morgan Stanley & Co.	03/15/2021	(2,587)
USD	3,485,330	CAD	4,463,100	Morgan Stanley & Co.	03/15/2021	(21,888)
EUR	1,184,000	USD	1,444,911	Morgan Stanley & Co.	03/15/2021	(15,934)
USD	959,715	EUR	798,100	Morgan Stanley & Co.	03/15/2021	(3,517)
USD	5,116,685	GBP	3,773,400	Morgan Stanley & Co.	03/15/2021	(140,784)
NOK	225,600	USD	26,748	Morgan Stanley & Co.	03/15/2021	(728)
USD	315,566	NOK	2,776,700	Morgan Stanley & Co.	03/15/2021	(4,678)
SEK	6,767,900	USD	807,052	Morgan Stanley & Co.	03/15/2021	(5,423)
						$(227,681)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	11.83%
Cayman Islands	4.95%
Netherlands	1.34%
Finland	0.93%
Ireland	0.78%
Canada	0.55%
Austria	0.54%
France	0.35%
Germany	0.32%
Luxembourg	0.31%
Norway	0.25%
United States	75.37%
Other Assets in Excess of Liabilities	2.48%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

B.V. - Besloten Vennootschap is the Dutch term for private limited liability company.

CAD - Canadian dollar

CVR - Contingent Value Rights

EONIA - Euro OverNight Index Average

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

SEK - Swedish krona

SONIA - Sterling OverNight Index Average

S&P - Standard & Poor's

USD - United States Dollar

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2021 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$1,631,360	$—	$—	$1,631,360
Auto Manufacturers	414,349	—	—	414,349
Auto Parts & Equipment	1,097,670	—	—	1,097,670
Biotechnology	7,551,822	—	—	7,551,822
Chemicals	1,157,254	—	—	1,157,254
Commercial Services	10,496,775	—	—	10,496,775
Computers & Computer Services	6,646,298	—	5,848,342	12,494,640
Construction Materials	634,619	—	—	634,619
Diversified Financial Services	3,665,091	—	—	3,665,091
Electronics	4,508,262	—	—	4,508,262
Energy - Alternate Sources	269,172	—	—	269,172
Engineering & Construction	1,967,651	—	—	1,967,651
Entertainment	732,793	—	—	732,793
Food	466,396	—	—	466,396
Hand/Machine Tools	678,430	—	—	678,430
Healthcare - Products	2,778,260	—	—	2,778,260
Healthcare - Services	2,300,618	—	—	2,300,618
Insurance	5,474,299	—	—	5,474,299
Internet	7,126,280	—	—	7,126,280
Leisure Time	244,115	—	—	244,115
Machinery - Diversified	578,449	—	—	578,449
Media	422,827	—	—	422,827
Miscellaneous Manufacturing	1,561,805	—	—	1,561,805
Pharmaceuticals	1,207,572	—	—	1,207,572
Pipelines	697,655	—	—	697,655
Real Estate	977,331	—	—	977,331
Real Estate Investment Trusts	303,200	—	—	303,200
Retail	972,175	—	832,832	1,805,007
Semiconductors	9,392,963	—	—	9,392,963
Software	23,666,481	—	1,768,899	25,435,380
Special Purpose Acquisition Companies	7,089,015	—	—	7,089,015
Water	436,386	—	—	436,386
Rights	—	59,328	42,833	102,161
Corporate Bonds*	—	3,406,719	—	3,406,719
Convertible Corporate Bonds*	—	1,875,543	—	1,875,543
Warrants	252,673	—	—	252,673
Private Investments	—	—	79,400	79,400
Purchased Options	83,930	—	—	83,930
Short-Term Investment	51,000	—	—	51,000
TOTAL	$107,534,976	$5,341,590	$8,572,306	$121,448,872

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$105,848	$—	$105,848
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(27,108,869)	—	—	(27,108,869)
Exchange-Traded Funds	(959,988)	—	—	(959,988)
Limited Partnerships	(691,810)	—	—	(691,810)
Written Options	(1,413)	—	—	(1,413)
Forward Foreign Currency Exchange Contracts	—	(227,681)	—	(227,681)
TOTAL	$(28,762,080)	$(121,833)	$—	$(28,883,913)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2021 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2021:

Investments in Securities	Balance as of May 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2021
Common Stock	$2,731,749	$35,117	$471,445	$6,192,197	$(980,435)	$-	$-	$8,450,073	$488,978
Rights	-	-	2,802	40,031	-	-	-	42,833	2,802
Private Investments	-	-	(1,328)	80,728	-	-	-	79,400	(1,328)
Total	$2,731,749	$35,117	$472,919	$6,312,956	$(980,435)	$-	$-	$8,572,306	$490,452

Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2021 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 73.31%
Aerospace & Defense - 3.99%
Boeing Co. (The)	05/01/2050	5.805%	$1,250,000	$1,612,438
Triumph Group, Inc.(a)	06/01/2022	5.250%	1,687,000	1,674,348
				3,286,786
Auto Manufacturers - 3.58%
Navistar International Corp.(b)(c)	05/01/2025	9.500%	750,000	839,062
Navistar International Corp.(b)	11/01/2025	6.625%	2,032,000	2,111,614
				2,950,676
Auto Parts & Equipment - 2.23%
BorgWarner, Inc.(b)	10/01/2025	5.000%	1,581,000	1,841,554

Banks - 1.24%
CIT Group, Inc.	08/01/2023	5.000%	50,000	54,563
Truist Bank, Variable Rate, (3 mo. USD LIBOR plus 0.65%)	03/15/2028	0.867%	1,000,000	969,776
				1,024,339
Commercial Services - 6.18%
APX Group, Inc.	12/01/2022	7.875%	1,390,000	1,393,475
Capitol Investment Merger Sub 2 LLC(b)	08/01/2024	10.000%	3,000,000	3,251,250
Nielsen Co. Luxembourg SARL (The)(b)	10/01/2021	5.500%	443,000	444,107
				5,088,832
Computers & Computer Services - 4.04%
Dell International LLC / EMC Corp.(b)	10/01/2026	4.900%	1,000,000	1,155,981
MTS Systems Corp.(b)(c)	08/15/2027	5.750%	1,998,000	2,173,824
				3,329,805
Construction Materials - 1.33%
Norbord, Inc.(b)	04/15/2023	6.250%	1,000,000	1,096,250

Diversified Financial Services - 1.89%
Solera LLC / Solera Finance, Inc.(b)	03/01/2024	10.500%	1,500,000	1,555,320

Engineering & Construction - 2.51%
TopBuild Corp.(b)	05/01/2026	5.625%	2,000,000	2,064,300

Entertainment - 5.46%
Scientific Games International, Inc.(b)	10/15/2025	5.000%	1,500,000	1,542,675
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(b)	07/15/2026	7.000%	2,820,000	2,957,983
				4,500,658
Food - 2.67%
Chobani LLC / Chobani Finance Corp., Inc.(b)	04/15/2025	7.500%	2,122,000	2,196,312

Insurance - 1.40%
Fidelity & Guaranty Life Holdings, Inc.(b)	05/01/2025	5.500%	1,000,000	1,153,540

Machinery - Diversified - 1.25%
RBS Global, Inc. / Rexnord LLC(b)	12/15/2025	4.875%	1,000,000	1,026,250

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 73.31% (Continued)
Media - 0.57%
Walt Disney Co. (The)(c)	09/01/2049	2.750%	$500,000	$471,736

Metal Fabricate & Hardware - 4.37%
Hillman Group, Inc. (The)(b)	07/15/2022	6.375%	3,592,000	3,603,315

Oil & Gas - 8.50%
Chevron USA, Inc.	11/15/2043	5.250%	520,000	701,544
QEP Resources, Inc.
	10/01/2022	5.375%	1,000,000	1,042,315
	05/01/2023	5.250%	1,500,000	1,591,500
	03/01/2026	5.625%	1,000,000	1,124,880
Seven Generations Energy Ltd.(b)	09/30/2025	5.375%	1,500,000	1,558,200
WPX Energy, Inc.
	10/15/2027	5.250%	130,000	138,817
	06/15/2028	5.875%	775,000	847,757
				7,005,013

Pipelines - 2.41%
Enable Midstream Partners LP
	05/15/2024	3.900%	1,250,000	1,337,181
	05/15/2028	4.950%	125,000	140,223
Midwest Connector Capital Co. LLC(b)(c)	04/01/2024	3.900%	500,000	512,182
				1,989,586
Retail - 5.70%
Golden Nugget, Inc.(b)(c)	10/15/2024	6.750%	2,645,000	2,689,648
PetSmart, Inc.(b)	03/15/2023	7.125%	2,000,000	2,003,600
				4,693,248

Semiconductors - 0.31%
Microchip Technology, Inc.(c)	06/01/2021	3.922%	250,000	252,200

Telecommunications - 10.29%
Cincinnati Bell, Inc.(b)
	07/15/2024	7.000%	2,300,000	2,392,000
	10/15/2025	8.000%	2,000,000	2,130,000
Hughes Satellite Systems Corp.(c)	06/15/2021	7.625%	1,000,000	1,016,250
T-Mobile USA, Inc.	03/01/2023	6.000%	2,930,000	2,945,236
				8,483,486

Transportation - 1.37%
GasLog Ltd.	03/22/2022	8.875%	1,098,000	1,130,940

Trucking & Leasing - 2.02%
Fortress Transportation and Infrastructure Investors LLC(b)(c)	03/15/2022	6.750%	1,667,000	1,666,283

TOTAL CORPORATE BONDS
(Cost $59,294,978)				60,410,429

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 22.33%
Computers & Computer Services - 2.08%
Pure Storage, Inc.	04/15/2023	0.125%	$1,500,000	$1,712,194

Entertainment - 0.76%
Cineplex, Inc.(b)	09/30/2025	5.750%	567,000	623,762

Internet - 2.81%
Twitter, Inc.(a)(c)	06/15/2024	0.250%	1,500,000	2,313,750

Pharmaceuticals - 5.90%
Dermira, Inc.(c)	05/15/2022	3.000%	1,938,000	1,957,380
Jazz Investments I Ltd.	08/15/2021	1.875%	1,500,000	1,537,462
Paratek Pharmaceuticals, Inc.(c)	05/01/2024	4.750%	1,500,000	1,369,663
				4,864,505
Software - 10.78%
Verint Systems, Inc.	06/01/2021	1.500%	2,000,000	2,429,416
Slack Technologies, Inc.(b)(c)	04/15/2025	0.500%	1,500,000	2,142,457
Nuance Communications, Inc.	12/15/2035	1.000%	1,000,000	1,892,410
Pluralsight, Inc.(c)	03/01/2024	0.375%	2,500,000	2,424,777
				8,889,060
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $15,839,245)				18,403,271

	Shares	Value
PREFERRED STOCKS - 0.00%(d)
Insurance - 0.00%(d)
National General Holdings Corp., Series C, 7.500%	10	$256

TOTAL PREFERRED STOCKS
(Cost $256)		256

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(e) - 0.84%
Call Options Purchased - 0.84%
Devon Energy Corp.	04/2021	$20.00	$2,154,000	1,000	$272,500
Diamondback Energy, Inc.	03/2021	65.00	1,385,600	200	140,000
Rexnord Corp.	05/2021	50.00	247,225	55	9,762
Scientific Games Corp.	04/2021	45.00	936,600	200	143,000
SPDR S&P 500 ETF Trust	03/2021	400.00	9,509,000	250	17,875
Triumph Group, Inc.	03/2021	15.00	1,457,000	1,000	107,500

TOTAL CALL OPTIONS PURCHASED
(Cost $597,508)					690,637

TOTAL PURCHASED OPTIONS
(Cost $597,508)					690,637

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 5.69%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.026	%(f)	2,345,409	$2,345,409
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.097	%(f)	2,345,409	2,345,409
				4,690,818
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,690,818)				4,690,818

Total Investments - 102.17%
(Cost $80,422,805)				84,195,411

Liabilities in Excess of Other Assets - (2.17)%(g)				(1,787,054)

NET ASSETS - 100.00%				$82,408,357

Portfolio Footnotes

(a)	Underlying security for a written/purchased call/put option.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2021, these securities had a total value of $44,731,469 or 54.28% of net assets.
(c)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2021, the aggregate fair market value of those securities was $16,239,153, representing 19.71% of net assets.
(d)	Less than 0.005% of net assets.
(e)	Non-income-producing security.
(f)	Rate shown is the 7-day effective yield as of February 28, 2021.
(g)	Includes cash held as collateral for short sales and written option contracts.

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (15.10%)
Aerospace & Defense - (0.96%)
Triumph Group, Inc.	(54,184)	$(789,461)

Auto Manufacturers - (0.26%)
Navistar International Corp.	(5,000)	(220,300)

Computers & Computer Services - (0.89%)
Pure Storage, Inc., Class A	(31,400)	(734,132)

Entertainment - (1.04%)
Cineplex, Inc.	(33,500)	(363,799)
Scientific Games Corp., Class A	(10,500)	(491,715)
		(855,514)
Internet - (1.95%)
Twitter, Inc.	(20,900)	(1,610,554)

Metal Fabricate & Hardware - (0.12%)
Rexnord Corp.	(2,200)	(98,890)

Oil & Gas - (2.46%)
Devon Energy Corp.	(58,000)	(1,249,320)
Diamondback Energy, Inc.	(11,200)	(775,936)
		(2,025,256)
Pharmaceuticals - (0.70%)
Jazz Pharmaceuticals Plc	(1,900)	(319,276)
Paratek Pharmaceuticals, Inc.	(34,200)	(255,816)
		(575,092)
Software - (5.90%)
Nuance Communications, Inc.	(36,500)	(1,627,900)
Slack Technologies, Inc., Class A	(31,500)	(1,289,295)
Verint Systems, Inc.	(39,500)	(1,946,955)
		(4,864,150)
Telecommunications - (0.82%)
Cincinnati Bell, Inc.	(43,400)	(663,152)
EchoStar Corp., Class A	(500)	(11,350)
		(674,502)
TOTAL COMMON STOCKS
(Proceeds $10,238,346)		(12,447,851)

EXCHANGE-TRADED FUNDS - (1.02%)
Equity Fund - (1.02%)
SPDR S&P 500 ETF Trust	(2,200)	(836,792)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $855,224)		(836,792)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Maturity Date	Rate	Principal Amount	Value
U.S. TREASURY & GOVERNMENT AGENCIES - (3.32%)
Sovereign - (3.32%)
U.S. Treasury Bond	11/15/2049	2.375%	(268,000)	$(283,221)
U.S. Treasury Bond	02/15/2050	2.000%	(1,240,000)	(1,207,886)
U.S. Treasury Note	02/28/2022	1.125%	(140,000)	(141,449)
U.S. Treasury Note	02/28/2025	1.125%	(1,080,000)	(1,106,241)
				(2,738,797)
TOTAL U.S. TREASURY & GOVERNMENT AGENCIES
(Proceeds $3,021,729)				(2,738,797)

TOTAL SECURITIES SOLD SHORT
(Proceeds $14,115,299)				$(16,023,440)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Rexnord Corp.	03/2021	$45.00	(44,950)	$(10)	$(2,450)
Scientific Games Corp.	03/2021	45.00	(46,830)	(10)	(3,700)
Triumph Group, Inc.	03/2021	15.00	(218,550)	(150)	(20,625)
Twitter, Inc.	03/2021	65.00	(154,120)	(20)	(1,400)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $32,134)					(28,175)

TOTAL WRITTEN OPTIONS
(Premiums received $32,134)					$(28,175)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	iShares iBoxx $ Investment Grade Corporate Bond ETF	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	08/19/2021	$—	$—	$—	USD 1,137,522	$—
Morgan Stanley & Co./ Monthly	SPDR Bloomberg Barclays High Yield Bond ETF	Received 1 Month-Federal Rate Minus 40 bps (-0.350%)	08/19/2021	—	—	—	USD 1,503,424	—
						$—		$—

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	241,200	USD	188,745	Morgan Stanley & Co.	03/15/2021	$795
USD	159,192	CAD	201,800	Morgan Stanley & Co.	03/15/2021	614
						$1,409

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	144,100	USD	114,035	Morgan Stanley & Co.	03/15/2021	$(799)
USD	407,082	CAD	520,000	Morgan Stanley & Co.	03/15/2021	(1,547)
						$(2,346)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Canada	3.98%
Netherlands	3.59%
Ireland	1.87%
Greece	1.37%
Luxembourg	0.54%
United States	90.82%
Liabilities in Excess of Other Assets	(2.17)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Plc - Public Limited Company

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2021 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds*	$—	$60,410,429	$—	$60,410,429
Convertible Corporate Bonds*	—	18,403,271	—	18,403,271
Preferred Stocks*	—	256	—	256
Purchased Options	690,637	—	—	690,637
Short-Term Investments	4,690,818	—	—	4,690,818
TOTAL	$5,381,455	$78,813,956	$—	$84,195,411

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,409	$—	$1,409
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(12,447,851)	—	—	(12,447,851)
Exchange-Traded Funds	(836,792)	—	—	(836,792)
U.S. Treasury & Government Agencies	—	(2,738,797)	—	(2,738,797)
Written Options	(28,175)	—	—	(28,175)
Forward Foreign Currency Exchange Contracts	—	(2,346)	—	(2,346)
TOTAL	$(13,312,818)	$(2,739,734)	$—	$(16,052,552)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

Water Island Long/Short Fund	Portfolio of Investments
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 69.28%
Auto Manufacturers - 1.10%
Canoo, Inc.(a)(b)	3,135	$40,316
Auto Parts & Equipment - 1.02%
Romeo Power, Inc.(a)(b)	3,028	37,335
Commercial Services - 1.37%
Aaron's Co., Inc. (The)(a)(b)	2,296	50,420
Computers & Computer Services - 3.44%
DXC Technology Co.(b)	1,005	25,346
Perspecta, Inc.(b)(c)	3,472	101,383
		126,729
Diversified Financial Services - 0.61%
GCM Grosvenor, Inc., Class A(b)(d)	1,813	22,572
Energy - Alternate Sources - 1.27%
Championx Corp.(a)(b)	2,201	46,815
Engineering & Construction - 1.91%
AECOM(a)(b)	257	14,878
frontdoor, Inc.(a)(b)	1,055	55,250
		70,128
Food - 2.68%
Whole Earth Brands, Inc.(a)(b)	7,685	98,599
Hand/Machine Tools - 2.73%
Regal Beloit Corp.(b)	736	100,589
Healthcare - Products - 1.98%
Butterfly Network, Inc.(a)	1,543	29,394
Oxford Immunotec Global Plc(a)(b)	1,986	43,593
		72,987
Internet - 7.51%
Boingo Wireless, Inc.(a)(b)	5,976	68,126
Grubhub, Inc.(a)(b)	1,787	114,493
NortonLifeLock, Inc.(b)	4,800	93,648
		276,267
Leisure Time - 0.68%
Callaway Golf Co.(b)	889	24,848
Media - 4.56%
TEGNA, Inc.(b)(c)	2,546	46,413
Liberty Broadband Corp., Class A(a)(b)	835	121,376
		167,789
Miscellaneous Manufacturing - 9.43%
Danimer Scientific, Inc.(a)	8,190	312,285
Trane Technologies Plc(b)	225	34,479
		346,764

Water Island Long/Short Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 69.28% (Continued)
Pharmaceuticals - 1.90%
McKesson Europe AG	2,223	$70,004
Software - 10.05%
E2open Parent Holdings, Inc.(a)	3,074	28,465
RealPage, Inc.(a)	2,010	174,428
Slack Technologies, Inc., Class A(a)	4,075	166,790
		369,683
Special Purpose Acquisition Companies - 17.04%
Altimar Acquisition Corp., Class A(a)	8,220	83,844
Artius Acquisition, Inc., Class A(a)(b)	1,023	11,130
B Riley Principal 150 Merger Corp.(a)	144	1,483
Bull Horn Holdings Corp.(a)(b)	2,645	28,249
CC Neuberger Principal Holdings II, Class A(a)(b)	1,012	10,808
Class Acceleration Corp.(a)(b)	1,364	14,145
DPCM Capital, Inc.(a)(b)	2,240	24,853
Edify Acquisition Corp.(a)	82	840
Fast Acquisition Corp., Class A(a)	1,496	17,174
Foley Trasimene Acquisition Corp., Class A(a)(b)	1,203	12,511
Fusion Acquisition Corp.(a)(b)	2,336	26,724
G Squared Ascend I, Inc.(a)	706	7,378
GigCapital4, Inc.(a)(b)	2,646	27,121
Golden Falcon Acquisition Corp.(a)(b)	1,902	20,637
Hudson Executive Investment Corp., Class A(a)(b)	2,462	26,442
Kingswood Acquisition Corp.(a)(b)	1,782	19,602
Lefteris Acquisition Corp.(a)(b)	1,885	21,037
Live Oak Acquisition Corp. II(a)(b)	948	10,618
MedTech Acquisition Corp.(a)(b)	951	10,299
Oaktree Acquisition Corp. II(a)(b)	1,779	19,160
Omnichannel Acquisition Corp.(a)(b)	1,812	20,077
Roman DBDR Tech Acquisition Corp.(a)(b)	1,792	19,622
Roth Ch Acquisition II Co.(a)(b)	2,275	26,162
Seaport Global Acquisition Corp.(a)(b)	2,081	22,808
Spartacus Acquisition Corp.(a)(b)	1,792	19,407
Sustainable Opportunities Acquisition Corp., Class A(a)(b)	1,281	13,502
Tailwind International Acquisition Corp.(a)(b)	578	5,948
Thunder Bridge Acquisition II Ltd., Class A(a)(b)	5,928	63,015
Trebia Acquisition Corp., Class A(a)(b)	1,968	20,920
Vy Global Growth(a)(b)	1,792	21,378
		626,894
TOTAL COMMON STOCKS
(Cost $2,072,484)		2,548,739
WARRANTS(a) - 0.63%
Software - 0.07%
E2open Parent Holdings, Inc., Exercise Price $11.50, Expires 12/31/2025	1,327	2,482
Special Purpose Acquisition Companies - 0.56%
Altimar Acquisition Corp., Class A, Exercise Price $11.50, Expires 12/31/2025	2,740	4,343
Artius Acquisition, Inc., Class A, Exercise Price $11.50, Expires 07/13/2026(b)	341	948

Water Island Long/Short Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Shares	Value
WARRANTS(a) - 0.63% (Continued)
Special Purpose Acquisition Companies - 0.56% (Continued)
CC Neuberger Principal Holdings II, Class A, Exercise Price $11.50, Expires 07/29/2025	253	$493
Churchill Capital Corp. IV, Class A, Exercise Price $11.50, Expires 09/18/2025(b)	337	5,274
Fast Acquisition Corp., Class A, Exercise Price $11.50, Expires 08/25/2027	748	1,563
Foley Trasimene Acquisition Corp., Class A, Exercise Price $11.50, Expires 07/17/2025(b)	656	1,247
Hudson Executive Investment Corp.,Class A, Exercise Price $11.50, Expires 06/21/2025(b)	1,231	2,462
Sustainable Opportunities Acquisition Corp.,Class A, Exercise Price $11.50, Expires 06/26/2025(b)	1,745	3,176
Trebia Acquisition Corp., Class A, Exercise Price $11.50, Expires 12/31/2025(b)	656	1,351
		20,857
TOTAL WARRANTS
(Cost $15,151)		23,339

PRIVATE INVESTMENTS(a)(e)(f) - 0.04%
Fast Capital LLC	400	400
Fuse LLC	1,100	1,000
Fuse Sponsor Capital, Z2 Shares	110	100
TOTAL PRIVATE INVESTMENTS
(Cost $1,525)		1,500

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.10%
Call Options Purchased - 0.10%
Perspecta, Inc.	03 /2021	$30.00	$113,880	39	$682
TEGNA, Inc.	04 /2021	18.00	43,752	24	3,120

TOTAL CALL OPTIONS PURCHASED
(Cost $5,901)					3,802

TOTAL PURCHASED OPTIONS
(Cost $5,901)					3,802

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 30.20%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.026	%(g)	554,155	$554,155
State Street Institutional U.S. Government Money Market Fund, Premier Class(h)	0.097	%(g)	2,550	2,550
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.097	%(g)	554,155	554,155
				1,110,860

Water Island Long/Short Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

SHORT-TERM INVESTMENTS - 30.20% (Continued)

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,110,860)	$1,110,860

Total Investments - 100.25%
(Cost $3,205,921)	3,688,240

Liabilities in Excess of Other Assets - (0.25)%(i)	(9,260)

NET ASSETS - 100.00%	$3,678,980

Portfolio Footnotes
(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2021, the aggregate fair market value of those securities was $1,459,196, representing 39.66% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	All or a portion of this security is out on loan.
(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2021, the total fair market value of these securities was $1,500, representing less than 0.05% of net assets.
(f)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(g)	Rate shown is the 7-day effective yield as of February 28, 2021.
(h)	Represents an investment of securities lending cash collateral.
(i)	Includes cash held as collateral for short sales and written option contracts.

Water Island Long/Short Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.86%)
Auto Manufacturers - (0.59%)
Canoo, Inc.	(1,675)	$(21,541)
Auto Parts & Equipment - (1.02%)
Romeo Power, Inc.	(3,028)	(37,335)
Construction Materials - (0.76%)
Johnson Controls International Plc	(273)	(15,231)
Lennox International, Inc.	(46)	(12,869)
		(28,100)
Engineering & Construction - (0.45%)
Jacobs Engineering Group, Inc.	(7)	(806)
Stantec, Inc.	(24)	(944)
WillScot Mobile Mini Holdings Corp.	(500)	(13,865)
WSP Global, Inc.	(10)	(866)
		(16,481)
Environmental Control - (0.03%)
Tetra Tech, Inc.	(8)	(1,107)
Food - (2.98%)
Just Eat Takeaway.com N.V.	(1,139)	(109,776)
Food Service - (0.81%)
Aramark	(800)	(29,696)
Leisure Time - (0.25%)
Acushnet Holdings Corp.	(217)	(9,162)
Machinery - Diversified - (0.42%)
Altra Industrial Motion Corp.	(269)	(15,581)
Media - (3.84%)
Charter Communications, Inc., Class A	(188)	(115,323)
Nexstar Media Group, Inc., Class A	(189)	(25,997)
		(141,320)
Metal Fabricate & Hardware - (0.21%)
Timken Co. (The)	(98)	(7,678)
Miscellaneous Manufacturing - (7.64%)
Danimer Scientific, Inc.	(7,371)	(281,056)
Software - (1.86%)
salesforce.com, Inc.	(316)	(68,414)

TOTAL COMMON STOCKS
(Proceeds $714,792)		(767,247)

EXCHANGE-TRADED FUNDS - (1.78%)
Equity Funds - (1.78%)
VanEck Vectors Oil Services ETF	(161)	(32,309)

Water Island Long/Short Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE-TRADED FUNDS - (1.78%) (Continued)
Equity Funds - (1.78)% (Continued)
Vanguard Small-Cap Value ETF	(211)	$(33,311)
		(65,620)
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $58,729)		(65,620)

TOTAL SECURITIES SOLD SHORT
(Proceeds $773,521)		$(832,867)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
TEGNA, Inc.	03 /2021	$14.00	$(21,876)	(12)	$(150)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $428)					(150)

TOTAL WRITTEN OPTIONS
(Premiums received $428)					$(150)

Water Island Long/Short Fund	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	12,930	USD	10,130	Morgan Stanley & Co.	03/15/2021	$31
USD	8,818	CAD	11,170	Morgan Stanley & Co.	03/15/2021	41
USD	143,860	EUR	118,410	Morgan Stanley & Co.	03/15/2021	950
						$1,022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	491	CAD	630	Morgan Stanley & Co.	03/15/2021	$(4)
EUR	60,390	USD	74,161	Morgan Stanley & Co.	03/15/2021	(1,276)
						$(1,280)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	1.90%
United Kingdom	1.18%
Ireland	0.94%
Cayman Islands	0.58%
United States	95.65%
Liabilities in Excess of Other Assets	(0.25)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
CAD - Canadian dollar
ETF - Exchange-Traded Fund
EUR - Euro
LLC - Limited Liability Company
Ltd. - Limited
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc - Public Limited Company
USD - United States Dollar

Water Island Long/Short Fund	Portfolio of Investments
February 28, 2021 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,548,739	$—	$—	$2,548,739
Warrants	23,339	—	—	23,339
Private Investments	—	—	1,500	1,500
Purchased Options	3,802	—	—	3,802
Short-Term Investments	1,110,860	—	—	1,110,860
TOTAL	$3,686,740	$—	$1,500	$3,688,240

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,022	$—	$1,022
Liabilities
Common Stocks*	(767,247)	—	—	(767,247)
Exchange-Traded Funds	(65,620)	—	—	(65,620)
Written Options	(150)	—	—	(150)
Forward Foreign Currency Exchange Contracts	—	(1,280)	—	(1,280)
TOTAL	$(833,017)	$(258)	$—	$(833,275)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short and forward foreign currency exchange contracts.

Water Island Long/Short Fund	Portfolio of Investments
February 28, 2021 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2021:

Investments in Securities	Balance as of May 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2021
Common Stock	$44,492	$2,028	$(1,311)	$-	$(45,209)	$-	$-	$-	$-
Private Investments	-	-	(25)	1,525	-	-	-	1,500	(25)
Total	$44,492	$2,028	$(1,336)	$1,525	$(45,209)	$-	$-	$1,500	$(25)